Non-Cash Transactions (Tables)	12 Months Ended
Dec. 31, 2022
Non-cash transaction [Abstract]
Schedule of non-cash transactions

	December 31, 2022
Description	Sublease	Acquisition of property and equipment	Maintenance reserves	Reverse factoring	Credit	Sale and leaseback	Loans and financing	Reclassifications	Lease	Modification of the lease agreement	Transfers	Total

Accounts receivable	—	—	—	—	—	—	—	—	(84,429)	—	15,537	(68,892)
Aircraft sublease	(55,948)	—	—	—	—	—	—	—	(40,586)	—	—	(96,534)
Security deposits and maintenance reserves	—	—	147,416	—	—	(8,916)	27,792	—	—	—	—	166,292
Inventories	—	—	—	—	—	—	—	—	—	—	(7,321)	(7,321)
Advances to suppliers	—	—	—	—	—	—	—	—	—	—	(687,731)	(687,731)
Property and equipment	—	279,406	—	—	—	11,150	—	—	65,370	—	171,798	527,724
Right-of-use assets	55,948	—	—	—	—	—	—	—	2,378,433	45,481	(159,850)	2,320,012
Loans and financing	—	—	—	—	—	—	(27,792)	—	—	—	—	(27,792)
Leases	—	—	—	—	—	—	—	—	(1,640,102)	47,199	—	(1,592,903)
Accounts payable	—	(279,406)	(147,416)	1,541,948	42,771	(2,234)	—	462,485	—	—	44,673	1,662,821
Reverse factoring	—	—	—	(1,541,948)	—	—	—	—	—	—	—	(1,541,948)
Airport fees	—	—	—	—	—	—	—	(760,839)	—	—	—	(760,839)
Taxes	—	—	—	—	—	—	—	298,354	—	—	—	298,354
Provisions	—	—	—	—	—	—	—	—	(678,252)	—	406,160	(272,092)
Other assets and liabilities	—	—	—	—	(42,771)	—	—	—	—	—	216,734	173,963
Profit or loss for the year	—	—	—	—	—	—	—	—	(434)	(92,680)	—	(93,114)
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